Long-Term Debt - Euro-denominated term loans- Additional Information (Detail) $ in Thousands, € in Millions	12 Months Ended
	Dec. 31, 2016 USD ($) vessel subsidiary credit_facility	Dec. 31, 2016 EUR (€) credit_facility	Dec. 31, 2015 USD ($)
Debt Instrument [Line Items]
Outstanding debt | $	$ 1,791,226		$ 1,999,209
Number of vessels	35,000
Minimum
Debt Instrument [Line Items]
Marginal rate added to LIBOR and NIBOR for interest paid on first tranche under the loan facility	0.30%
Maximum
Debt Instrument [Line Items]
Marginal rate added to LIBOR and NIBOR for interest paid on first tranche under the loan facility	2.80%
Euro Denominated Term Loans
Debt Instrument [Line Items]
Number of credit facilities | credit_facility	2	2
Outstanding debt	$ 219,700	€ 208.9
Reference rate for the variable rate of the debt instrument	EURIBOR
Number of vessels	2
Number of subsidiaries | subsidiary	1
Euro Denominated Term Loans | EURIBOR | Minimum
Debt Instrument [Line Items]
Marginal rate added to LIBOR and NIBOR for interest paid on first tranche under the loan facility	0.60%
Euro Denominated Term Loans | EURIBOR | Maximum
Debt Instrument [Line Items]
Marginal rate added to LIBOR and NIBOR for interest paid on first tranche under the loan facility	2.25%